Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investments
Investments

(Millions)	2012	2011
Investments in and advances to equity affiliates	$262	$261
Marketable equity securities - Trading (See Note 14)	60	56
Other	100	70
Total	$422	$387

The Company’s investments in and advances to equity affiliates are comprised principally of 50% ownership interests in a number of joint ventures that manufacture and sell coatings, glass and chemicals products, the most significant of which produce fiber glass products and are located in Asia. The Company’s investments in and advances to equity affiliates also include its approximate 40% interest in Pittsburgh Glass Works L.L.C. (“PGW”), which had a carrying value of $33 million and $29 million at December 31, 2012 and December 31, 2011, respectively. In April 2011, the Company received $168 million from PGW, which was comprised of the repayment of $90 million of notes receivable from PGW and a $78 million return of capital.
In July 2012, PPG and Asian Paints Ltd. ("Asian Paints"), expanded their coatings operations in India through the creation of a new joint venture and the expansion of the operations of an existing joint venture. PPG gained effective management control of the existing joint venture, with Asian Paints obtaining effective management control of the newly formed joint venture. The accounting for the changes to the existing joint venture resulted in recording assets at their fair values, including "Goodwill" of $22 million and "Identifiable intangible assets" of $12 million. Also, as PPG now consolidates the existing joint venture that is under its control, an amount has been recorded within "Noncontrolling interests" of $49 million for the portion of the net assets of this entity owned by Asian Paints.
In addition, at December 31, 2012, PPG had a 50% ownership interest in R.S. Cogen, L.L.C., which toll produces electricity and steam primarily for PPG's former Lake Charles, La. commodity chemicals facility and its joint venture partner. The joint venture was formed with a wholly-owned subsidiary of Entergy Corporation in 2000 for the construction and operation of a $300 million process steam, natural gas-fired cogeneration facility in Lake Charles, La., the majority of which was financed by a syndicate of banks. As of December 31, 2012, PPG’s future commitment to purchase electricity and steam from the joint venture approximated $23 million per year subject to contractually defined inflation adjustments for the next 10 years. The purchases for the years ended December 31, 2012, 2011 and 2010 were $25 million, $23 million and $23 million, respectively. On January 28, 2013, PPG's investment in R.S. Cogen and its future purchase obligations under the take-or-pay commitments were transferred with the separation of its commodity chemicals business and the merger of the subsidiary holding the PPG commodity chemicals business with a subsidiary of Georgia Gulf. Refer to Note 25, "Separation and Merger Transaction."
     RS Cogen is a variable interest entity under U.S. accounting guidance. The joint venture’s critical operations are overseen by a management committee, which had equal representation by PPG and Entergy. With the power to direct the activities of RS Cogen equally shared between RS Cogen’s two owners, PPG did not consider itself to be the joint venture’s primary beneficiary. Accordingly, PPG accounted for its investment in RS Cogen as an equity method investment.
The following table summarizes the Company’s maximum exposure to loss associated with RS Cogen as of December 31, 2012:

(Millions)
Investment in and advances to RS Cogen	$19

Take-or-pay obligation under power tolling arrangement	234

Maximum exposure to loss	$253

Summarized financial information of PPG’s equity affiliates on a 100% basis, in the aggregate, is as follows:

(Millions)		2012	2011
Working capital		$286	$339
Property, net		1,047	952
Short-term debt		(162)	(202)
Long-term debt		(731)	(626)
Other, net		73	61
Net assets		$513	$524

(Millions)	2012	2011	2010
Revenues	$1,539	$1,633	$1,519
Net earnings	$28	$80	$103

PPG’s share of undistributed net earnings of equity affiliates was $79 million and $101 million as of December 31, 2012 and 2011, respectively. Dividends received from equity affiliates were $12 million, $19 million and $6 million in 2012, 2011 and 2010, respectively. The decline in 2012 equity earnings compared to 2011 was primarily due to lower results from Asian fiber glass joint ventures.
As of December 31, 2012 and 2011, there were no unrealized pretax gains or losses related to marketable equity securities available for sale. In 2012, there were no pretax gains or losses realized and no cash proceeds from the sale of these investments. PPG sold certain of these investments resulting in recognition of pretax gains of $3 million and $2 million in 2011 and 2010, respectively. Cash proceeds of $9 million, and $3 million were received in 2011 and 2010, respectively.